UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10041

JNL Investors Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606 (Mailing Address) Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2016 – September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments

September 30, 2016

JNL/PPM America Low Duration Bond Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 32.1%
AEP Texas Central Transition Funding III LLC, 0.88%, 12/01/17	$311,139	$310,943
American Express Credit Account Master Trust
1.49%, 09/15/17	1,000,000	1,004,163
1.07%, 10/16/17 (a)	450,000	449,763
1.43%, 11/15/17	2,000,000	2,008,750
1.02%, 05/15/19 (a)	361,000	359,188
American Express Issuance Trust II, 0.97%, 03/15/18 (a)	2,555,000	2,547,829
AmeriCredit Automobile Receivables Trust
2.08%, 09/08/18	273,000	275,093
0.90%, 09/10/18	53,138	53,137
1.58%, 09/10/18	92,666	92,707
1.66%, 09/10/18	534,145	534,483
1.69%, 11/08/18	488,178	488,621
1.79%, 03/08/19	1,963,661	1,967,172
1.26%, 04/08/19	443,647	443,944
1.52%, 06/10/19	1,692,453	1,696,482
2.38%, 06/10/19	219,000	220,790
1.60%, 07/08/19	720,000	721,412
3.31%, 10/08/19	500,000	509,580
REMIC, 2.58%, 08/08/18	460,000	467,449
Ascentium Equipment Receivables LLC
1.57%, 12/11/17 (b)	2,450,984	2,453,791
2.26%, 06/10/21 (b)	283,000	286,009
Ascentium Equipment Receivables Trust REMIC
1.75%, 11/13/18 (b)	747,000	751,355
1.92%, 12/10/19 (b)	357,000	359,450
Aventura Mall Trust REMIC, 3.74%, 12/05/20 (a) (b)	2,337,000	2,511,133
Banc of America Commercial Mortgage Trust REMIC, 5.49%, 10/10/17	2,511,231	2,569,320
Bank of the West Auto Trust
0.87%, 04/16/18 (b)	1,258,074	1,257,995
1.31%, 10/15/19 (b)	478,000	478,445
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.74%, 09/11/17 (a)	387,947	399,053
5.20%, 12/11/38	692,613	692,197
5.69%, 06/11/50 (a)	2,462,771	2,530,386
California Republic Auto Receivables Trust
3.00%, 10/15/16 (b)	750,000	750,542
1.62%, 05/15/18	3,000,000	3,013,579
1.57%, 08/15/18	3,000,000	3,009,216
1.79%, 10/15/18	1,458,000	1,467,922
1.89%, 10/15/18	3,000,000	3,027,104
Capital One Multi-Asset Execution Trust
1.25%, 03/15/19 (a)	937,000	940,170
0.97%, 04/15/19 (a)	2,557,000	2,572,653
0.88%, 08/15/19 (a)	943,000	942,271
CarMax Auto Owner Trust
0.97%, 04/16/18	337,065	337,100
1.91%, 03/15/19	705,000	709,967
1.16%, 06/17/19	1,319,519	1,319,926
1.52%, 10/15/19	2,382,000	2,396,949
CenterPoint Energy Transition Bond Co. III LLC, 4.19%, 02/01/17	1,286	1,298
CenterPoint Energy Transition Bond Co. IV LLC, 0.90%, 04/15/17	2,602,456	2,601,930
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	559,482	568,802
Chase Issuance Trust
0.77%, 02/15/17 (a)	7,452,000	7,447,375
0.98%, 02/15/17 (a)	5,263,000	5,261,552
Chrysler Capital Auto Receivables Trust
1.91%, 08/15/18 (b)	2,364,000	2,378,024
0.83%, 09/17/18 (b)	159,927	159,913
1.22%, 07/15/19 (b)	2,823,670	2,824,917
REMIC, 1.76%, 05/15/18 (b)	313,000	314,256
CIT Equipment Collateral, 1.50%, 03/20/18	967,877	967,346
Citibank Credit Card Issuance Trust
5.65%, 09/20/17	2,100,000	2,192,413
5.35%, 02/07/18	1,350,000	1,426,765
Citigroup Commercial Mortgage Trust REMIC
1.39%, 06/10/19	2,893,335	2,892,941
3.55%, 11/10/23	1,000,000	1,071,593
CNH Equipment Trust
1.01%, 02/15/17	4,460,414	4,460,403
1.50%, 05/15/20	325,000	326,058
REMIC, 0.99%, 12/17/18 (a)	1,390,880	1,392,841
COLT Mortgage Loan Trust REMIC, 2.75%, 09/25/46 (a) (b)	938,000	943,447
COMM Mortgage Trust REMIC, 1.30%, 09/10/18	3,247,657	3,248,462
Commercial Mortgage Trust REMIC
1.49%, 08/10/19	496,284	497,298
3.45%, 05/15/23	1,165,000	1,242,105
3.53%, 07/10/23	517,000	556,802
3.65%, 11/10/23	1,849,000	1,989,465
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (a) (b)	97,708	99,178
Dell Equipment Finance Trust
1.44%, 12/22/17 (a) (b)	2,470,603	2,475,741
2.03%, 01/22/19 (b)	508,000	511,148
1.30%, 03/23/20 (b)	3,112,000	3,114,050
1.81%, 03/23/20 (b)	581,000	582,381
2.42%, 03/23/20 (b)	315,000	317,851
2.75%, 09/22/20 (b)	224,000	227,814
Discover Card Execution Note Trust
1.45%, 09/17/18	839,000	843,713
0.97%, 10/15/18 (a)	1,700,000	1,707,677
First Investors Auto Owner Trust, 1.53%, 10/15/18 (b)	2,250,000	2,250,049
Ford Credit Auto Owner Trust
1.11%, 05/15/17	500,000	497,824
1.32%, 05/15/17	440,000	439,477
1.72%, 04/15/18	1,000,000	1,002,119
1.95%, 04/15/18	1,549,000	1,558,720
1.54%, 03/15/19	2,500,000	2,501,532
1.71%, 05/15/19	415,000	415,559
1.90%, 09/15/19	185,000	185,681
1.97%, 04/15/20	553,000	557,287
2.03%, 08/15/20	480,000	484,798
2.20%, 11/15/20	3,000,000	3,018,807
Ford Credit Floorplan Master Owner Trust
1.20%, 02/15/17	3,111,000	3,112,876
1.40%, 02/15/17	2,810,000	2,811,076
1.65%, 08/15/17	2,000,000	2,002,730
1.42%, 01/15/18	2,879,000	2,886,605
FREMF Mortgage Trust REMIC
3.33%, 11/25/16 (a) (b)	229,000	228,944
3.33%, 11/25/16 (a) (b)	300,000	299,855
GM Financial Automobile Leasing Trust
1.35%, 07/20/18	2,769,000	2,773,152
1.62%, 09/20/19	2,164,000	2,175,212
GMF Floorplan Owner Revolving Trust, 1.02%, 05/15/18 (a) (b)	3,000,000	3,002,037
Golden Credit Card Trust, 0.94%, 07/17/17 (a) (b)	3,000,000	3,003,130

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
GreatAmerica Leasing Receivables Funding LLC
1.16%, 12/15/16 (b)	398,761	398,831
0.89%, 01/15/17 (b)	1,040,301	1,040,068
1.57%, 11/20/17 (b)	2,600,000	2,603,976
1.47%, 01/15/18 (b)	545,000	545,809
1.54%, 07/20/18 (b)	6,180,000	6,192,938
2.02%, 06/21/21 (b)	620,000	625,699
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	427,740	428,370
GS Mortgage Securities Trust REMIC, 4.75%, 01/10/21 (b)	1,384,589	1,529,617
Harley-Davidson Motorcycle Trust, 1.41%, 06/15/20	4,743,000	4,756,272
Honda Auto Receivables Owner Trust, 1.39%, 04/15/19	550,000	552,342
Huntington Auto Trust, 1.24%, 09/16/19	1,200,000	1,201,711
Hyundai Auto Receivables Trust
1.42%, 12/15/16	975,000	976,323
1.13%, 04/15/17	590,000	590,337
1.35%, 04/15/17	300,000	300,582
0.90%, 12/17/18	1,410,851	1,408,765
2.02%, 08/15/19	560,000	564,162
2.10%, 11/15/19	254,000	255,203
2.01%, 06/15/21	1,180,000	1,189,979
JPMBB Commercial Mortgage Securities Trust REMIC, 3.71%, 09/15/23	1,100,000	1,192,799
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 3.46%, 04/15/24	3,430,000	3,678,529
JPMorgan Mortgage Trust
3.00%, 10/25/46 (a) (c) (d) (e)	2,000,000	2,065,000
REMIC, 3.00%, 04/25/22 (a) (b)	2,032,136	2,070,749
REMIC, 3.50%, 08/25/22 (a) (b)	2,450,040	2,489,824
REMIC, 3.00%, 10/25/26 (a) (b)	1,816,425	1,876,382
REMIC, 2.69%, 06/25/46 (a) (b)	2,994,682	3,046,485
Kubota Credit Owner Trust REMIC
0.94%, 12/15/17 (b)	143,809	143,794
1.54%, 03/15/19 (b)	7,000,000	7,024,358
1.79%, 08/16/21 (b)	261,000	263,423
Mercedes-Benz Master Owner Trust, 1.10%, 05/15/18 (a) (b)	2,596,000	2,604,059
Merrill Lynch Mortgage Investors Trust REMIC, 1.15%, 10/25/28 (a)	1,538,825	1,465,856
Merrill Lynch Mortgage Trust REMIC, 6.01%, 06/12/17 (a)	486,818	495,135
MMCA Auto Owner Trust, 1.21%, 12/16/19 (b)	3,397,164	3,399,667
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.65%, 12/15/23	360,000	387,005
Morgan Stanley Capital I Trust REMIC
6.10%, 07/11/17 (a)	1,715,006	1,760,684
5.82%, 06/11/42 (a)	3,818,005	3,897,408
Nissan Auto Receivables Owner Trust, 1.18%, 11/15/19	2,500,000	2,500,195
Sierra Receivables Funding Co. LLC
2.84%, 05/20/19 (b)	1,672,413	1,675,956
2.38%, 03/20/29 (b)	605,246	605,727
Sierra Timeshare Receivables Funding LLC
1.59%, 08/20/20 (c) (e)	1,219,988	1,214,937
3.37%, 02/20/21 (b)	1,187,842	1,190,100
2.20%, 05/20/21 (b)	524,117	525,287
2.28%, 11/20/25 (b)	1,555,842	1,560,259
2.05%, 06/20/31 (b)	452,357	452,611
2.30%, 10/20/31 (b)	233,393	233,851
Springleaf Mortgage Loan Trust REMIC, 1.87%, 09/25/57 (a) (b)	1,220,082	1,220,093
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (b)	4,000,000	4,008,976
Toyota Auto Receivables Owner Trust
1.30%, 04/15/19	1,808,000	1,810,614
1.44%, 04/15/20	1,417,000	1,422,615
USAA Auto Owner Trust, 1.34%, 08/17/20	1,000,000	1,000,328
Verizon Owner Trust, 1.42%, 01/20/21 (b)	2,121,000	2,125,798
Volvo Financial Equipment LLC
0.95%, 11/15/17 (b)	262,565	262,532
0.82%, 04/16/18 (b)	962,804	962,085
1.44%, 10/15/18 (b)	1,950,000	1,954,572
1.51%, 06/17/19 (b)	3,533,000	3,544,408
Wells Fargo Mortgage-Backed Securities Trust REMIC
2.86%, 12/25/34 (a)	492,567	482,480
2.96%, 06/25/35 (a)	462,134	478,305
Westlake Automobile Receivables Trust
1.68%, 03/15/17 (b)	321,000	321,536
1.57%, 09/15/17 (a) (b)	800,824	803,163
WFRBS Commercial Mortgage Trust REMIC, 2.65%, 02/15/23	748,000	772,498
World Omni Auto Receivables Trust, 0.92%, 07/15/19 (a)	701,201	702,070
World Omni Automobile Lease Securitization Trust
1.54%, 02/15/18	3,500,000	3,510,354
1.65%, 04/15/20	2,500,000	2,500,614
Total Non-U.S. Government Agency Asset- Backed Securities (cost $239,385,754)		239,645,173

CORPORATE BONDS AND NOTES - 53.5%
CONSUMER DISCRETIONARY - 1.9%
Charter Communications Operating LLC, 3.58%, 07/23/20 (b)	2,000,000	2,090,516
Dollar General Corp., 1.88%, 04/15/18	568,000	571,306
Mattel Inc., 2.50%, 11/01/16	1,000,000	1,001,236
Newell Rubbermaid Inc., 3.15%, 04/01/21 (m)	5,000,000	5,209,665
Time Warner Cable Inc., 6.75%, 07/01/18	5,000,000	5,432,615
		14,305,338
CONSUMER STAPLES - 1.4%
CVS Health Corp., 2.13%, 06/01/21	3,000,000	3,030,666
Kraft Heinz Foods Co., 2.80%, 07/02/20	4,000,000	4,145,540
Kroger Co., 1.21%, 10/17/16 (a)	3,000,000	3,000,304
WM Wrigley Jr. Co., 2.00%, 10/20/17 (b)	468,000	471,261
		10,647,771
ENERGY - 2.5%
Chevron Corp., 1.56%, 05/16/19	3,500,000	3,518,819
Chevron Phillips Chemical Co. LLC, 1.70%, 05/01/18 (b)	3,000,000	2,996,988
Enbridge Energy Partners LP, 5.88%, 12/15/16	2,000,000	2,015,030
Energy Transfer Partners LP, 4.15%, 10/01/20	2,000,000	2,091,972
Enterprise Products Operating LLC, 1.65%, 05/07/18	3,500,000	3,501,159
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (f)	3,000,000	3,191,250
Shell International Finance BV, 1.25%, 11/10/17	1,000,000	1,001,698
		18,316,916
FINANCIALS - 29.8%
ABN AMRO Bank NV, 4.25%, 02/02/17 (b)	2,550,000	2,573,664
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (g)	2,000,000	2,007,500
3.75%, 05/15/19	3,500,000	3,574,375
3.95%, 02/01/22	1,517,000	1,553,029

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Ally Financial Inc.
2.75%, 01/30/17	1,000,000	1,001,875
5.50%, 02/15/17	1,500,000	1,518,750
3.25%, 11/05/18	2,000,000	2,010,000
3.50%, 01/27/19	1,500,000	1,513,125
American Express Credit Corp., 1.11%, 06/05/17 (a)	2,870,000	2,871,507
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21	9,000,000	9,287,676
Bank of America Corp.
5.42%, 03/15/17	1,500,000	1,525,883
6.00%, 09/01/17	5,000,000	5,199,070
2.65%, 04/01/19	1,000,000	1,021,398
2.63%, 04/19/21	1,500,000	1,523,973
Bank of America NA
5.30%, 03/15/17	1,500,000	1,526,221
1.75%, 06/05/18	527,000	530,214
Bank of Montreal
1.50%, 07/18/19	3,000,000	2,993,433
1.62%, 08/27/21 (a) (g)	4,000,000	4,008,832
Berkshire Hathaway Finance Corp.
1.54%, 03/15/19 (a)	4,000,000	4,053,972
1.30%, 08/15/19	2,000,000	2,003,226
BMW US Capital LLC, 1.50%, 04/11/19 (b)	3,000,000	3,006,021
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	3,000,000	3,038,712
Caisse Centrale Desjardins, 1.55%, 09/12/17 (b)	3,000,000	3,004,719
Capital One Bank USA NA, 2.25%, 02/13/19	2,000,000	2,025,804
Citigroup Inc.
1.80%, 02/05/18	4,525,000	4,536,285
1.42%, 04/27/18 (a)	800,000	801,641
1.70%, 04/27/18	3,880,000	3,884,086
CNH Capital LLC
6.25%, 11/01/16	2,000,000	2,007,156
3.25%, 02/01/17	2,000,000	2,007,500
Compass Bank, 1.85%, 09/29/17	3,500,000	3,495,667
Corp. Andina de Fomento, 1.50%, 08/08/17	2,250,000	2,255,332
Credit Agricole SA, 3.00%, 10/01/17 (b)	3,900,000	3,959,319
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21 (b)	3,000,000	3,061,272
Daimler Finance North America LLC
1.26%, 03/02/18 (a) (b)	2,500,000	2,498,980
2.00%, 08/03/18 (b)	3,000,000	3,024,726
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	1,000,000	1,028,330
4.42%, 06/15/21 (b)	2,000,000	2,090,382
Discover Bank, 2.00%, 02/21/18	6,750,000	6,771,559
Fifth Third Bank, 2.38%, 04/25/19	2,000,000	2,040,416
First Horizon National Corp., 3.50%, 12/15/20	4,000,000	4,082,868
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,000,000	2,099,240
2.55%, 10/05/18	2,000,000	2,029,252
3.34%, 03/18/21	3,500,000	3,608,440
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,000,000	3,081,114
2.40%, 04/10/18	1,000,000	1,007,188
2.40%, 05/09/19	1,500,000	1,505,361
4.20%, 03/01/21	3,279,000	3,450,918
Goldman Sachs Group Inc.
1.65%, 12/15/17 (a)	3,000,000	3,009,168
2.38%, 01/22/18	2,500,000	2,525,450
6.15%, 04/01/18	3,090,000	3,291,094
2.60%, 04/23/20	1,000,000	1,016,412
Guardian Life Global Funding, 2.00%, 04/26/21 (b)	2,273,000	2,293,334
HSBC USA Inc., 2.63%, 09/24/18 (g)	3,000,000	3,052,932
Huntington Bancshares Inc.
2.88%, 08/20/20	2,000,000	2,055,120
3.15%, 03/14/21	1,622,000	1,681,560
Huntington National Bank, 2.20%, 11/06/18	555,000	561,908
International Lease Finance Corp., 5.88%, 04/01/19	1,909,000	2,045,016
Intesa Sanpaolo SpA, 2.38%, 01/13/17	1,500,000	1,502,085
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	3,000,000	3,041,250
2.55%, 10/29/20	3,000,000	3,059,058
2.40%, 06/07/21	2,000,000	2,022,720
JPMorgan Chase Bank NA, 1.45%, 09/23/19 (a)	4,000,000	4,005,200
Liberty Property LP, 6.63%, 10/01/17	3,709,000	3,881,743
Lloyds Bank Plc, 2.40%, 03/17/20	3,000,000	3,046,887
Mack-Cali Realty LP, 2.50%, 12/15/17	550,000	552,694
Mizuho Bank Ltd., 1.70%, 09/25/17 (b)	3,000,000	3,006,837
Morgan Stanley
2.45%, 02/01/19	3,000,000	3,054,360
2.65%, 01/27/20	1,562,000	1,596,233
2.80%, 06/16/20	2,000,000	2,051,854
2.10%, 04/21/21 (a)	3,000,000	3,057,915
New York Life Global Funding, 2.00%, 04/13/21 (b)	1,733,000	1,749,035
PNC Bank NA, 4.88%, 09/21/17	3,000,000	3,094,656
Pricoa Global Funding I, 1.90%, 09/21/18 (b)	3,000,000	3,037,275
Reliance Standard Life Global Funding II, 2.15%, 10/15/18 (b)	2,500,000	2,521,590
Santander UK Plc
1.65%, 09/29/17	2,000,000	2,001,580
1.68%, 08/24/18 (a)	840,000	840,421
2.35%, 09/10/19	2,000,000	2,020,504
Toronto-Dominion Bank
1.75%, 07/23/18	3,000,000	3,018,324
1.80%, 07/13/21	3,000,000	2,988,303
UBS AG, 1.38%, 06/01/17	3,604,000	3,602,908
UBS Group Funding Jersey Ltd., 2.65%, 02/01/22 (b)	3,852,000	3,844,335
Union Bank NA, 2.63%, 09/26/18	3,000,000	3,055,860
WEA Finance LLC, 2.70%, 09/17/19 (b)	920,000	943,127
Wells Fargo Bank NA, 1.43%, 05/24/19 (a)	7,000,000	7,036,512
		222,865,271
HEALTH CARE - 4.0%
AbbVie Inc., 2.50%, 05/14/20	5,000,000	5,104,125
Actavis Funding SCS
1.30%, 06/15/17	3,500,000	3,497,056
2.45%, 06/15/19	1,000,000	1,019,001
3.00%, 03/12/20	2,500,000	2,577,248
Mylan Inc., 1.35%, 11/29/16	5,000,000	5,001,962
Mylan NV, 3.15%, 06/15/21 (b)	3,537,000	3,603,658
Teva Pharmaceutical Finance LLC, 2.25%, 03/18/20	1,750,000	1,766,767
UnitedHealth Group Inc.
1.13%, 01/17/17 (a)	3,000,000	3,002,862
1.90%, 07/16/18	4,000,000	4,042,124
		29,614,803
INDUSTRIALS - 2.1%
BAE Systems Holdings Inc., 2.85%, 12/15/20 (b)	2,644,000	2,706,499
Cobham Plc, 2.68%, 10/28/17 (d)	2,500,000	2,508,618
Eaton Corp., 1.50%, 11/02/17	3,000,000	3,007,707
Fortive Corp., 1.80%, 06/15/19 (b)	1,934,000	1,939,179
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	2,500,000	2,534,080
3.38%, 03/15/18 (b)	1,000,000	1,025,006
Ryder System Inc., 2.50%, 03/01/18	2,000,000	2,025,790
		15,746,879

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
INFORMATION TECHNOLOGY - 2.3%
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (b)	5,000,000	5,039,950
Microsoft Corp., 1.55%, 08/08/21	7,500,000	7,467,908
Oracle Corp., 1.90%, 09/15/21	5,000,000	5,013,065
		17,520,923
MATERIALS - 1.3%
Freeport-McMoRan Inc., 2.15%, 03/01/17	2,000,000	1,992,500
LyondellBasell Industries NV, 5.00%, 04/15/19	1,500,000	1,609,830
Martin Marietta Materials Inc., 1.73%, 06/30/17 (a)	3,468,000	3,476,399
Monsanto Co., 2.13%, 07/15/19	2,500,000	2,532,258
		9,610,987
REAL ESTATE - 4.8%
Boston Properties LP, 5.88%, 10/15/19	1,075,000	1,193,540
Brandywine Operating Partnership LP
5.70%, 05/01/17	850,000	868,578
4.95%, 04/15/18	575,000	599,746
Camden Property Trust, 5.70%, 05/15/17 (m)	3,369,000	3,454,640
Crown Castle International Corp.
3.40%, 02/15/21	433,000	453,183
2.25%, 09/01/21	3,303,000	3,300,572
Developers Diversified Realty Corp., 7.50%, 04/01/17	1,255,000	1,291,793
Equity Commonwealth
6.25%, 06/15/17	3,237,000	3,264,417
6.65%, 01/15/18	1,185,000	1,225,839
Equity Commonwealth REIT, 5.88%, 09/15/20	2,000,000	2,220,646
Equity One Inc., 3.75%, 11/15/22	1,700,000	1,764,051
First Industrial LP, 7.50%, 12/01/17	2,403,000	2,549,136
Healthcare Realty Trust Inc., 5.75%, 01/15/21	1,000,000	1,136,035
Highwoods Realty LP, 5.85%, 03/15/17	3,035,000	3,089,542
Hospitality Properties Trust, 6.70%, 01/15/18	1,978,000	2,054,713
Liberty Property LP, 5.50%, 12/15/16	3,405,000	3,432,642
Prologis International Funding II, 4.88%, 02/15/20 (b)	3,400,000	3,636,558
		35,535,631
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.
2.45%, 06/30/20	3,000,000	3,057,699
2.80%, 02/17/21	3,000,000	3,087,042
Verizon Communications Inc., 2.63%, 02/21/20	9,500,000	9,770,418
		15,915,159
UTILITIES - 1.3%
Exelon Corp.
1.55%, 06/09/17	3,000,000	3,002,238
2.85%, 06/15/20	1,395,000	1,444,924
Exelon Generation Co. LLC, 2.95%, 01/15/20	767,000	790,471
NextEra Energy Capital Holdings Inc., 1.59%, 06/01/17	3,000,000	3,005,421
Southern California Edison Co., 1.85%, 02/01/22	1,653,929	1,659,013
		9,902,067
Total Corporate Bonds and Notes (cost $396,606,077)		399,981,745

GOVERNMENT AND AGENCY OBLIGATIONS - 13.2%
GOVERNMENT SECURITIES - 10.3%
Federal Farm Credit Bank - 0.2% (i)
Federal Farm Credit Bank, 0.70%, 04/06/18	1,050,000	1,047,885

Federal Home Loan Bank - 0.7% (i)
Federal Home Loan Bank
1.13%, 12/08/17 - 07/14/21	2,000,000	1,997,220
2.63%, 12/08/17	2,000,000	2,043,606
3.13%, 12/08/17	1,315,000	1,351,505
		5,392,331
Federal Home Loan Mortgage Corp. - 3.1% (i)
Federal Home Loan Mortgage Corp.
1.00%, 12/15/17	5,000,000	5,017,225
0.88%, 03/07/18	7,000,000	7,005,488
0.75%, 04/09/18	11,200,000	11,189,875
		23,212,588
Federal National Mortgage Association - 2.6% (i)
Federal National Mortgage Association
0.88%, 10/26/17 - 08/02/19	7,130,000	7,128,576
1.00%, 02/26/19 - 08/28/19	6,390,000	6,387,178
1.38%, 02/26/21	6,000,000	6,039,570
		19,555,324
Sovereign - 0.6%
Korea Land & Housing Corp., 1.88%, 08/02/17 (b)	1,905,000	1,911,214
Kreditanstalt fur Wiederaufbau, 1.50%, 02/06/19	2,727,000	2,753,725
		4,664,939
U.S. Treasury Securities - 3.1%
U.S. Treasury Note
0.63%, 09/30/17	1,490,000	1,489,301
0.88%, 06/15/19 - 09/15/19	8,600,000	8,599,813
0.75%, 07/15/19 - 08/15/19	7,430,000	7,403,970
1.63%, 12/31/19	3,750,000	3,830,126
1.25%, 01/31/20	1,600,000	1,614,626
		22,937,836
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.9%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	175,271	186,280
REMIC, 3.00%, 08/15/29 - 02/15/39	1,459,315	1,492,145
REMIC, 4.00%, 12/15/38	91,921	95,411
REMIC, 2.00%, 03/15/41	766,472	770,601
		2,544,437
Federal National Mortgage Association - 2.3%
Federal National Mortgage Association
4.00%, 04/01/26 - 02/01/41	3,696,661	3,956,115
4.50%, 05/01/26	150,230	159,777
3.50%, 03/01/27	2,056,140	2,179,802
3.00%, 05/01/30	1,575,786	1,654,838
2.50%, 11/15/31, TBA (j)	4,000,000	4,135,781
2.74%, 02/01/44 (a)	1,404,200	1,456,290
3.08%, 04/01/45 (a)	1,621,877	1,691,774
REMIC, 4.00%, 09/25/29	160,854	162,845
REMIC, 2.50%, 01/25/41	339,217	344,863
REMIC, 2.00%, 03/25/42 - 04/25/42	1,060,748	1,074,910
REMIC, 3.50%, 03/25/42	525,168	551,739
		17,368,734
Government National Mortgage Association - 0.3%
Government National Mortgage Association
4.50%, 03/20/41	522,792	577,570
2.50%, 11/20/42 (a)	389,836	399,150
REMIC, 4.50%, 11/20/39	802,544	856,839
		1,833,559
Total Government and Agency Obligations (cost $98,197,044)		98,557,633

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 1.9%
JNL Money Market Fund, 0.24% (k) (l)	14,041,691	14,041,691

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value

Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.47% (l)	1,790,310	1,790,310
Total Short Term Investments (cost $15,832,001)		15,832,001

Total Investments - 100.9% (cost $750,020,876)		754,016,552
Other Assets and Liabilities, Net - (0.9%)		(6,413,425)
Total Net Assets - 100.0%		$747,603,127

(a)                       Variable rate security. Rate stated was in effect as of September 30, 2016.

(b)                       The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees (“Board”).  As of September 30, 2016, the aggregate value of these liquid securities was $158,481,945 which represented 21.2% of net assets.

(c)                        The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(d)                       Security fair valued in good faith in accordance with the procedures approved by the Board.  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement,” based on applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(e)                        Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(f)                         Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2016.

(g)                        All or a portion of the security was on loan.

(h)                       Perpetual security.

(i)                           Securities in this category are direct debt of the agency and not collateralized by mortgages.

(j)                          All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2016, the total payable of investments purchased on a delayed delivery basis was $4,123,750.

(k)                       Investment in affiliate.

(l)                           Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2016.

(m)                   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

JNL Money Market Fund

GOVERNMENT AND AGENCY OBLIGATIONS - 12.3%
GOVERNMENT SECURITIES - 12.3%
Federal Farm Credit Bank - 0.4% (a)
Federal Farm Credit Bank, 0.52%, 04/28/17 (b)	$16,000,000	$16,000,000

Federal Home Loan Bank - 5.5% (a)
Federal Home Loan Bank
0.57%, 10/11/16 (b)	25,000,000	25,000,010
0.63%, 11/23/16	15,950,000	15,951,077
0.51%, 11/25/16 (b)	15,000,000	15,000,000
1.63%, 12/09/16	6,000,000	6,011,793
0.53%, 02/27/17 (b)	12,835,000	12,834,718
0.88%, 05/24/17	89,295,000	89,437,091
1.00%, 06/21/17	55,000,000	55,174,894
		219,409,583
Federal Home Loan Mortgage Corp. - 1.3% (a)
Federal Home Loan Mortgage Corp.
0.88%, 02/22/17	32,000,000	32,023,985
1.00%, 03/08/17 - 07/28/17	20,722,000	20,767,619
		52,791,604
Federal National Mortgage Association - 0.4% (a)
Federal National Mortgage Association, 1.25%, 01/30/17	15,000,000	15,029,630

U.S. Treasury Securities - 4.7%
U.S. Treasury Note
3.00%, 02/28/17	39,000,000	39,403,424
0.33%, 07/31/17 (b)	10,000,000	9,996,373
0.42%, 10/31/17 (b)	40,000,000	40,004,387
0.44%, 04/30/18 (b)	100,000,000	100,106,701
		189,510,885
Total Government and Agency Obligations (cost $492,741,702)		492,741,702

SHORT TERM INVESTMENTS - 66.4%
Federal Home Loan Bank - 27.8% (a)
Federal Home Loan Bank
0.32%, 10/26/16	23,000,000	22,994,889
0.36%, 10/28/16 - 01/13/17	86,023,000	85,957,455
0.23%, 11/14/16	85,250,000	85,209,137
0.34%, 11/16/16 - 11/30/16	62,187,000	62,156,944
0.22%, 11/18/16 - 12/09/16	184,000,000	183,881,957
0.33%, 11/22/16	15,500,000	15,492,612
0.21%, 11/25/16	73,333,000	73,294,348
0.35%, 12/02/16 - 12/22/16	132,512,000	132,425,087
0.19%, 12/23/16	150,000,000	149,856,479
0.38%, 01/09/17	67,300,000	67,228,961
0.28%, 01/18/17	85,000,000	84,880,327
0.47%, 01/20/17	53,000,000	52,923,608
0.43%, 01/25/17	68,000,000	67,905,782
0.56%, 06/01/17	28,000,000	27,894,160
		1,112,101,746
Federal Home Loan Mortgage Corp. - 1.0% (a)
Federal Home Loan Mortgage Corp., 0.50%, 10/19/16	40,000,000	39,990,000

Repurchase Agreements - 37.6%
Repurchase Agreement with BCL, 0.45% (Collateralized by $25,545,100 U.S. Treasury Note, 0.63-8.88%, due 11/15/16-02/15/39, value $31,620,030) acquired on 09/30/16, due on 10/03/16 at $31,001,162	31,000,000	31,000,000
Repurchase Agreement with BMO, 0.45% (Collateralized by $58,305 Government National Mortgage Association, 4.00%, due 11/15/45, value $62,905, $147,642,325 Federal National Mortgage Association, 3.50-4.50%, due 11/01/19-07/01/46, value $160,526,256 and $57,403 Federal Home Loan Mortgage Corp., 2.50-3.50%, due 06/01/22-05/01/46, value $60,839) acquired on 09/30/16, due on 10/03/16 at $157,505,906	157,500,000	157,500,000
Repurchase Agreement with BNP, 0.50% (Collateralized by $1,372,959 Government National Mortgage Association, 6.50%, due 04/15/29, value $1,599,810, $21,987,112 Federal National Mortgage Association, 2.50-7.00%, due 11/01/23-08/01/46, value $23,643,658 and $7,397,167 Federal Home Loan Mortgage Corp., 3.50%-7.00%, due 11/01/25-07/01/46, value $8,416,532) acquired on 09/30/16, due on 10/03/16 at $33,001,375	33,000,000	33,000,000

See accompanying Notes to Schedules of Investments.

	Shares/Par†	Value
Repurchase Agreement with BOA, 0.49% (Collateralized by $147,557,338 Federal National Mortgage Association, 2.50-4.00%, due 08/01/27-04/01/46, value $155,341,487and $37,148,284 Federal Home Loan Mortgage Corp., 2.58%, due 05/01/34, value $39,274,514) acquired on 09/30/16, due on 10/03/16 at $190,807,791	190,800,000	190,800,000
Repurchase Agreement with GSC, 0.32% (Collateralized by $56,916,467 Government National Mortgage Association, 3.50-4.00%, due 04/20/46-08/20/46, value $61,200,001) acquired on 09/26/16, due on 10/03/16 at $60,003,733	60,000,000	60,000,000
Repurchase Agreement with GSC, 0.36% (Collateralized by $47,519,505 Government National Mortgage Association, 3.50-4.00%, due 01/20/43-07/15/46, value $51,000,000) acquired on 09/28/16, due on 10/05/16 at $50,003,500	50,000,000	50,000,000
Repurchase Agreement with GSC, 0.45% (Collateralized by $42,859,312 Government National Mortgage Association, 3.50-4.00%, due 11/20/42-4/20/46, value $45,900,000) acquired on 09/30/16, due on 10/07/16 at $45,003,938	45,000,000	45,000,000
Repurchase Agreement with GSC, 0.50% (Collateralized by $28,392,145 Federal National Mortgage Association, 2.80%, due 06/01/22, value $29,977,238 and $5,221,822 Federal Home Loan Mortgage Corp., 4.00%, due 04/01/46, value $5,722,763) acquired on 09/30/16, due on 10/03/16 at $35,001,458	35,000,000	35,000,000
Repurchase Agreement with HSB, 0.47% (Collateralized by $132,399,463 Federal National Mortgage Association, 3.50%, due 05/01/32-09/01/46, value $141,786,184) acquired on 09/30/16, due on 10/03/16 at $139,005,444	139,000,000	139,000,000
Repurchase Agreement with RBS, 0.46% (Collateralized by $66,998,000 U.S. Treasury Bond, 2.50-3.38%, due 11/15/42-02/15/45, value $74,428,319 and $692,277,700 U.S. Treasury Note, 0.08-2.25%, due 10/31/16-08/15/25, value $703,834,489) acquired on 09/30/16, due on 10/03/16 at $763,029,248	763,000,000	763,000,000
		1,504,300,000
Total Short Term Investments (cost $2,656,391,746)		2,656,391,746

Total Investments - 78.7% (cost $3,149,133,448)		3,149,133,448
Other Assets and Liabilities, Net - 21.3%		853,253,323
Total Net Assets - 100.0%		$4,002,386,771

(a)                       Securities in this category are direct debt of the agency and not collateralized by mortgages.

(b)                       Variable rate security. Rate stated was in effect as of September 30, 2016.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2016

Abbreviations:

ABS - Asset-Backed Security

REMIC - Real Estate Mortgage Investment Conduit

TBA -To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BOA - Bancamerica Securities/Bank of America NA

GSC - Goldman Sachs & Co.

HSB - HSBC Securities, Inc.

RBS - Royal Bank Of Scotland

† Par amounts are listed in United States Dollars unless otherwise noted.

Restricted Securities - The JNL/PPM America Low Duration Bond Fund (“Fund”) invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JPMorgan Mortgage Trust, 3.00%, 10/25/46	09/26/2016	$2,064,996	$2,065,000	0.3%
Sierra Timeshare Receivables Funding LLC, 1.59%, 08/20/20	09/23/2016	1,214,710	1,214,937	0.2
		$3,279,706	$3,279,937	0.5%

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PPM America Low Duration Bond Fund
U.S. Treasury Note Future, 2-Year	December 2016	719	$84,535
U.S. Treasury Note Future, 5-Year	December 2016	(617)	(355,043)
			$(270,508)

Security Valuation - Under the JNL Investors Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).  Debt securities are generally valued by independent pricing services approved by the Board.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government action and significant

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2016

changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions, or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2016 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Non-U.S. Government Agency ABS	$—	$239,645,173	$—	$239,645,173
Corporate Bonds and Notes	—	397,473,127	2,508,618	399,981,745
Government and Agency Obligations	—	98,557,633	—	98,557,633
Short Term Investments	15,832,001	—	—	15,832,001
Fund Total	$15,832,001	$735,675,933	$2,508,618	$754,016,552
JNL Money Market Fund
Government and Agency Obligations	$—	$492,741,702	$—	$492,741,702
Short Term Investments	—	2,656,391,746	—	2,656,391,746
Fund Total	$—	$3,149,133,448	$—	$3,149,133,448

	Assets - Other Financial Instrument(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$84,535	$—	$—	$84,535
Fund Total	$84,535	$—	$—	$84,535

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PPM America Low Duration Bond Fund
Open Futures Contracts	$(355,043)	$—	$—	$(355,043)
Fund Total	$(355,043)	$—	$—	$(355,043)

(1) Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

September 30, 2016

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2, or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2016.

Securities Lending and Securities Lending Collateral - The JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral.  The Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%; U.S. corporate fixed income — 102%; U.S. government fixed income — 102%; international equities — 105%; international corporate fixed income — 105%; sovereign fixed income — 102%; and asset backed investments — 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.  The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral which the Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or “Custodian”) serves as custodian and securities lending agent to the Fund.  The cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Lending Trust — Prime Portfolio.

Investments in Affiliates - During the period ended September 30, 2016, JNL/PPM America Low Duration Bond Fund invested in a money market fund which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

JNL/PPM America Low Duration Bond Fund’s investment in JNL Money Market Fund was $14,041,691 on September 30, 2016, and $19,694,333 on December 31, 2015.  During the period ended September 30, 2016, dividend income received from this investment was $25,003 and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - As of September 30, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/PPM America Low Duration Bond Fund	$750,057,873	$4,790,215	$(831,536)	$3,958,679
JNL Money Market Fund	3,149,133,448	—	—	—

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2016

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2016

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.